Statement of Operations (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income Statement [Abstract]
Revenue
Cost of Revenues
Gross Profit
Operating Expenses	3,312	16,981	250	47,300	1,039	13,644
Operating Loss	(3,312)	(16,981)	(250)	(47,300)	(1,039)	(13,644)
Other income (expense)
Other income (expense)		20,000		20,000
Other income (expense)		20,000		20,000
Loss Before Income Taxes	(3,312)	3,981	(250)	(27,300)	(1,039)	(13,644)
Income Tax Expense
Net Loss	$ (3,312)	$ 3,981	$ (250)	$ (27,300)	$ (1,039)	$ (13,644)
Loss Per Share - Basic And Diluted	$ (0.00)	$ 0.00	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average shares - basic and diluted	20,000,000	6,000,000	20,000,000	6,058,011	20,000,000	18,430,137